Commitments and Contingencies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Commitments and Contingencies
Lease expense	$ 15,500	$ 14,900	$ 8,800
Operating lease commitments
Total	8,612
Less than One Year	7,166
One to Three Years	1,446
Three to Five Years	0
More than Five Years	0
Purchase commitments
Total	71,586
Less than One Year	64,455
One to Three Years	7,020
Three to Five Years	111
More than Five Years	$ 0
Number of claims, lawsuits, investigations and proceedings, including unasserted claims that are probable to be assessed, are likely to have, a material change on the Company's financial position results of operations or cash flow | item	0